Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure
Debt [Text Block]

NOTE 11. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2018	2017
Notes and debentures
	Interest Rates	Maturities[1]
	0.49% – 2.99%	2018 – 2022	$14,404	$19,514
	3.00% – 4.99%	2018 – 2049	104,291	93,915
	5.00% – 6.99%	2018 – 2095	37,175	46,343
	7.00% – 9.50%	2018 – 2097	5,976	4,579
Credit agreement borrowings			12,618	1,700
Other			89	-
Fair value of interest rate swaps recorded in debt			(32)	(20)
			174,521	166,031
Unamortized (discount) premium - net			(2,526)	(2,968)
Unamortized issuance costs			(466)	(537)
Total notes and debentures			171,529	162,526
Capital lease obligations			1,911	1,818
Total long-term debt, including current maturities			173,440	164,344
Current maturities of long-term debt			(7,190)	(38,372)
Total long-term debt			$166,250	$125,972
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

On June 14, 2018, we added $22,865 in total debt, including capital leases, related to our acquisition of Time Warner. Time Warner’s debt included both fixed and floating-rate coupons with a weighted average rate of approximately 4.63% (ranging from 1.25% to 9.15%) and had maturities ranging from 2018 to 2045. Included in our “Total note and debentures” balance in the table above was the face value of the acquired debt from Time Warner of $16,981, which had a carrying amount of $17,107 at December 31, 2018.

Included in the table above at December 31, 2018, was approximately $546, representing the remaining excess of the fair value over the recorded value of debt in connection with the acquisition of Time Warner, all of which was included in our “Unamortized (discount) premium – net.” The excess is amortized over the remaining lives of the underlying debt obligations.

We had outstanding Euro, British pound sterling, Canadian dollar, Swiss franc, Australian dollar, Brazilian real and Mexican peso denominated debt of approximately $41,356 and $37,621 at December 31, 2018 and 2017.

The weighted-average interest rate of our entire long-term debt portfolio, including the impact of derivatives, remained unchanged at 4.4% at December 31, 2018 and 2017.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2019. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007 and partially exchanged in the 2017 debt exchange offers) is held to maturity, the redemption amount will be $592.

Debt maturing within one year consisted of the following at December 31:

	2018	2017
Current maturities of long-term debt	$7,190	$38,372
Commercial paper	3,048	-
Bank borrowings[1]	4	2
Other	13	-
Total	$10,255	$38,374
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Financing Activities

During 2018, we received net proceeds of $41,875 on the issuance of $41,977 in long-term debt in various markets, with an average weighted maturity of approximately five years and a weighted average coupon of 3.4%. We redeemed $52,643 in borrowings of various notes with stated rates of 1.25% to 6.45%. Approximately $21,236 of the notes redeemed were subject to mandatory redemption due to the delay in closing our acquisition of Time Warner.

On February 19, 2019, we issued $3,000 of 4.350% global notes due 2029 and $2,000 of 4.850% global notes due 2039. The proceeds will be used to redeem approximately $4,100 of senior notes issued by AT&T or one of our subsidiaries, such notes were issued redemption notices on February 15, 2019 and will be redeemed on March 27, 2019. Excess proceeds, together with cash on hand, were used to pay down amounts outstanding under term loans drawn on for the Time Warner acquisition.

As of December 31, 2018 and 2017, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2018, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2019	2020	2021	2022	2023	Thereafter
Debt repayments[1]	$7,090	$12,665	$13,468	$12,640	$14,081	$114,609
Weighted-average interest rate	3.0%	3.3%	3.7%	3.0%	3.5%	4.8%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Credit Facilities

General

In December 2018, we amended our five-year revolving credit agreement (the “Amended and Restated Credit Agreement”) and concurrently entered into a new five-year agreement (the “Five Year Credit Agreement”) such that we now have two $7,500 revolving credit agreements totaling $15,000. The Amended and Restated Credit Agreement terminates on December 11, 2021 and the Five Year Credit Agreement terminates on December 11, 2023. No amounts were outstanding under either agreement as of December 31, 2018.

On November 20, 2018, we entered into and drew on a 4.5 year $3,550 term loan credit agreement (the “November 2018 Term Loan”) with Bank of America, N.A., as agent. We used the proceeds to finance the repayment in part of loans outstanding under the Acquisition Term Loan (described below).

On September 29, 2017, we entered into a $2,250 syndicated term loan credit agreement (the “Nova Scotia Credit Agreement”) containing (i) a three-year $750 term loan facility, (ii) a four-year $750 term loan facility and (iii) a five-year $750 term loan facility, with certain investment and commercial banks and The Bank of Nova Scotia, as administrative agent. During 2018, to provide financing for our Time Warner acquisition, we drew $2,250 on the Nova Scotia Credit Agreement.

On November 15, 2016, we entered into a $10,000 term loan credit agreement (the “Acquisition Term Loan”) with a syndicate of 20 lenders. On February 2, 2018, we amended the Acquisition Term Loan to extend the commitment termination date to December 31, 2018 and increase the commitments to $16,175. During 2018, to provide financing for our Time Warner acquisition, we drew $16,175 on the Acquisition Term Loan and as of December 31, 2018 have $2,625 outstanding.

On January 31, 2019, we entered into and drew on an 11-month $2,850 syndicated term loan credit agreement (the “Citibank Term Loan”), with certain investment and commercial banks and Citibank, N.A., as administrative agent.

Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.

Credit Agreements

The obligations of the lenders under the Amended and Restated Credit Agreement to provide advances will terminate on December 11, 2021, and under the Five Year Credit Agreement to provide advances will terminate on December 11, 2023, unless the commitments are terminated in whole prior to that date. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under the applicable Credit Agreement.

Each of the Credit Agreements provides that we and lenders representing more than 50% of the facility amount may agree to extend their commitments under such Credit Agreement for two one-year periods beyond the initial termination date. We have the right to terminate, in whole or in part, amounts committed by the lenders under each of the Credit Agreements in excess of any outstanding advances; however, any such terminated commitments may not be reinstated.

Advances under these agreements would bear interest, at AT&T's option, either:

  at a variable annual rate equal to: (1) the highest of (but not less than zero) (a) the rate of interest announced publicly by Citibank in New York, New York, from time to time, as Citibank’s base rate, (b) 0.5% per annum above the federal funds rate, and (c) the London interbank offered rate (or the successor thereto) (“LIBOR”) applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the applicable Credit Agreement (the “Applicable Margin for Base Advances”); or
  at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the applicable Credit Agreement (the “Applicable Margin for Eurodollar Rate Advances”).

We will pay a facility fee of 0.070%, 0.080%, 0.100% or 0.125% per annum of the amount of the lender commitments, depending on AT&T’s credit rating.

November 2018 Term Loan

On November 20, 2018, we drew on the November 2018 Term Loan to finance the repayment in part of loans outstanding under the Acquisition Term Loan. Advances would bear interest, at AT&T’s option, either:

  at a variable annual rate equal to: (1) the highest of (but not less than zero) (a) the prime rate quoted by The Wall Street Journal, (b) 0.5% per annum above the federal funds rate, and (c) the London interbank offered rate (“LIBOR”) applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the November 2018 Term Loan (the “Applicable Margin for Base Advances”); or
  at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the November 2018 Term Loan (the “Applicable Margin for Eurodollar Rate Advances”).

The Applicable Margin for Eurodollar Rate Advances will be equal to 0.875%, 1.000% or 1.125% per annum, depending on AT&T’s unsecured long-term debt ratings. The Applicable Margin for Base Advances is equal to the greater of (x) 0.00% and (y) the relevant Applicable Margin for Eurodollar Rate Advances minus 1.00% per annum, depending on AT&T’s unsecured long-term debt ratings.

Repayment of all advances with respect to the November 2018 Term Loan will be subject to amortization commencing two years and nine months after the date on which such advances are made, with 25% of the aggregate principal amount thereof being payable prior to the date that is four years and six months after the date on which such advances are made, and all remaining principal amount due and payable on the date that is four years and six months after the date on which such advances are made.

Nova Scotia Credit Agreement

On January 26, 2018, to provide financing for our Time Warner acquisition, we drew $2,250 on the Nova Scotia Credit Agreement. Advances under this agreement would bear interest, at AT&T's option, either:

  at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or
  at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).

Acquisition Term Loan

Under the Acquisition Term Loan, there are two tranches of commitments, each in a total amount of $8,087.

On June 14, 2018, to provide financing for our Time Warner acquisition, we drew $16,175 on the Acquisition Term Loan.

Advances bear interest, at AT&T’s option, either:

  at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Acquisition Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or
  at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Acquisition Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).

The Applicable Margin for Eurodollar Rate Advances (Term Loan) under Tranche A is equal to 1.000%, 1.125% or 1.250% per annum, depending on AT&T’s credit ratings. The Applicable Margin for Eurodollar Rate Advances (Term Loan) under Tranche B is equal to 1.125%, 1.250% or 1.375% per annum, depending on AT&T’s credit ratings. The Applicable Margin for Base Advances (Term Loan) is equal to the greater of (x) 0.00% and (y) the relevant Applicable Margin for Eurodollar Rate Advances (Term Loan) minus 1.00% per annum, depending on AT&T’s credit ratings.

As of December 31, 2018, $2,625 is outstanding of Tranche A advances and $0 is outstanding of Tranche B advances. Repayment of all advances with respect to Tranche A must be made no later than two years and six months after the date on which such advances are made. We paid $2,625 of the Tranche A advances on February 20, 2019, and terminated the facility.

Citibank Term Loan

On January 31, 2019, we entered into and drew on an 11-month $2,850 syndicated term loan credit agreement (the “Citibank Term Loan”), with certain investment and commercial banks and Citibank, N.A., as administrative agent.

Advances would bear interest, at AT&T’s option, either:

  at a variable annual rate equal to: (1) the highest of (but not less than zero) (a) the rate of interest announced publicly by Citibank in New York, New York, from time to time, as Citibank’s base rate, (b) 0.5% per annum above the federal funds rate, and (c) the London interbank offered rate (“LIBOR”) applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Citibank Term Loan (the “Applicable Margin for Base Advances (Citibank Term Loan)”); or
  at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Citibank Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Citibank Term Loan)”).

The Applicable Margin for Eurodollar Rate Advances (Citibank Term Loan) will be equal to 0.750%, 0.800% or 1.000% per annum, depending on AT&T’s unsecured long-term debt ratings. The Applicable Margin for Base Advances (Citibank Term Loan) is equal to the greater of (x) 0.00% and (y) the relevant Applicable Margin for Eurodollar Rate Advances (Citibank Term Loan) minus 1.00% per annum, depending on AT&T’s unsecured long-term debt ratings.

Repayment of all advances with respect to the Citibank Term Loan must be made no later than December 31, 2019.